Cash and cash equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Pledged cash	$ 2,518	$ 2,435
Current restricted cash and cash equivalents	1,268	1,185
Non current restricted cash and cash equivalents	$ 1,250	$ 1,250